Related Parties Transactions (Details) - USD ($)				1 Months Ended						3 Months Ended		12 Months Ended
	Nov. 02, 2021	May 08, 2020	May 11, 2018	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2020	Feb. 18, 2020	Jul. 19, 2017	Feb. 24, 2015	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 01, 2021	Sep. 30, 2021	Sep. 07, 2021	Jul. 01, 2020	Feb. 27, 2019
Related Parties Transactions (Details) [Line Items]
Outstanding loan										$ 32,541		$ 33,520
Outstanding principal and accrued interest										40,878		$ 168,131	$ 166,261
Consultant services agreement										1,831
Loan agreement total amount				$ 327,000						$ 1,068,000
Interest rate				6.50%						6.50%
Due from Rgene amounted																		$ 67,873
Interest rate percentage												1.50%
Maturity date							Aug. 17, 2020	Jan. 19, 2018		Nov. 30, 2022
Loan agreement, description															The advances bear interest rate of 12% per annum.
Due amount										$ 121,153		$ 124,972
Outstanding principal and accrued interest										168,131		162,634
Interest expenses										5,312	$ 5,298	22,779	21,520
Due from rgene												1,889
Outstanding balance and accrued interest										446,397		393,424	288,445
Due to employee amount										3,337	$ 2,503	0	72,705
Minimum [Member]
Related Parties Transactions (Details) [Line Items]
Bear interest rate															12.00%
Maximum [Member]
Related Parties Transactions (Details) [Line Items]
Bear interest rate															13.6224%
YuanGene [Member]
Related Parties Transactions (Details) [Line Items]
Aggregate working capital												$ 9,205
Interest rate percentage												0.00%
AsiaGene [Member]
Related Parties Transactions (Details) [Line Items]
Outstanding principal and accrued interest										14,214		$ 13,701
Aggregate working capital										$ 24,017
Interest rate percentage										0.00%
BioFirst [Member]
Related Parties Transactions (Details) [Line Items]
Outstanding principal and accrued interest										$ 30,233		3,435	0
Aggregate working capital	$ 465,000
Balance of outstanding loans										1,533,000		$ 465,000	0
Loan agreement, description												the Company and BioFirst entered into loan agreements for a total amount of $45,000, $140,000, and $280,000, respectively, to meet its working capital needs. The loan will be matured on November 1, 2022, November 11, 2022, and December 19, 2022, respectively, all with an interest rate of 6.5% per annum.		The advances bear interest 1% per month (or equivalent to 12% per annum).
Outstanding balance and accrued interest												$ 40,878	23,647
BioFirst (Australia) [Member]
Related Parties Transactions (Details) [Line Items]
Aggregate working capital										190,913		132,443	0
Balance of outstanding loans										$ 830,118		491,816	373,235
Due from Rgene amounted																$ 250,000		$ 67,873	$ 361,487
Interest rate percentage										6.50%							6.50%
Advances bear interest, description			The advances bear 0% interest rate and are due on demand.		The advances bear 0% interest rate and are due on demand.
BHK Co Development Aggreement [Member]
Related Parties Transactions (Details) [Line Items]
Loan agreement, description									The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.
Due from BHK												124,972	123,583
LBG USA, Inc.[Member]
Related Parties Transactions (Details) [Line Items]
Interest rate percentage																				0.00%
Outstanding advance										$ 675		675	675
BioLite Japan [Member]
Related Parties Transactions (Details) [Line Items]
Aggregate working capital		$ 150,000
Loan agreement, description		Based on the LOI, each party will advance an aggregated amount of $150,000 to meet BioLite Japan’s working capital needs, which the Company advanced an amount of $150,000 and the advance bear 0% interest rate.
Outstanding advance										150,000		150,000	150,000
Keypoint [Member]
Related Parties Transactions (Details) [Line Items]
Balance of outstanding loans										1,610		1,610	1,610
Loan agreement, description						the Company has advanced an aggregate amount of $1,610 to Keypoint for working capital purpose. Under the terms of the loan agreement, the loan bears interest at 6.5% per annum and the loan will be matured on October 30, 2021.
YuanGene [Member]
Related Parties Transactions (Details) [Line Items]
Aggregate working capital										$ 9,205		$ 9,205
Interest rate percentage										0.00%
Jiangs [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate percentage										0.00%		1.00%
Outstanding advance										$ 18,750
Outstanding balance and accrued interest												$ 18,750	$ 16,627
Jiangs [Member] | Minimum [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate percentage												0.00%
Jiangs [Member] | Maximum [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate percentage													1.00%
Rgene Corporation [Member]
Related Parties Transactions (Details) [Line Items]
Outstanding principal and accrued interest												$ 13,701	$ 11,227
Balance of outstanding loans												33,520	31,684
Due from Rgene amounted												49,110	42,911
AsiaGene [Member]
Related Parties Transactions (Details) [Line Items]
Outstanding principal and accrued interest												0	681
Aggregate working capital												24,017	0
Balance of outstanding loans												$ 0	$ 3,560
Interest rate percentage												0.00%
BioFirst (Australia) [Member]
Related Parties Transactions (Details) [Line Items]
Due from Rgene amounted																$ 250,000
Interest rate percentage																6.50%